Deferred Income Tax Assets and Liabilities - accumulated non-capital losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Canada
Deferred Income Tax Assets and Liabilities
Gross amount	$ 13,964
Canada | Bottom of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2037
Canada | Top of range
Deferred Income Tax Assets and Liabilities
Expiration period for estimated accumulated non capital losses	2042
Germany
Deferred Income Tax Assets and Liabilities
Gross amount	$ 113
Expiration dates for estimated accumulated non capital losses	Indefinite
Malta
Deferred Income Tax Assets and Liabilities
Gross amount	$ 88,357
Amount for which no deferred income tax asset is recognized	$ 61,202
Expiration dates for estimated accumulated non capital losses	Indefinite
Africa.
Deferred Income Tax Assets and Liabilities
Gross amount	$ 21,904
Expiration dates for estimated accumulated non capital losses	2031